Lincoln Benefit Life Company
701 O Street, Suite 500
Lincoln, NE 68508
Direct Dial Number (847) 527-6710
Facsimile (800) 860-5661
E-Mail service@lbl.com

May 4, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Lincoln Benefit Life Variable Life Account (“Registrant”)
1933 Act File No. 333-100131
1940 Act File No. 811-9154

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

2.Registrant electronically filed the text of the Amendment with the Commission.

Sincerely,

/s/ Rebecca Collins
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Rebecca Collins, Chief Legal Officer, Lincoln Benefit Life